SEGMENTED INFORMATION - Summary of Segments by Balance Sheet Disclosures (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 756	$ 651	$ 682	$ 556	$ 614	$ 624
Property, plant and equipment, at fair value	38,771		39,699
Total assets	48,671		46,267
Total liabilities	41,925		37,035
Total
Disclosure of operating segments [line items]
Cash and cash equivalents	397		397
Property, plant and equipment, at fair value	19,976		20,383
Total assets	24,801		23,928
Total liabilities	27,822		24,311
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(29)		(23)
Property, plant and equipment, at fair value	(927)		(1,001)
Total assets	(306)		(332)
Total liabilities	(306)		(332)
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	388		308
Property, plant and equipment, at fair value	19,722		20,317
Total assets	24,176		22,671
Total liabilities	14,409		13,056
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	28,513		29,488
Hydroelectric | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	264		283
Property, plant and equipment, at fair value	16,609		17,058
Total assets	20,543		19,808
Total liabilities	11,485		11,091
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	4,685		4,717
Wind | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	42		46
Property, plant and equipment, at fair value	1,742		1,722
Total assets	1,927		2,032
Total liabilities	1,253		1,262
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	5,333		5,318
Solar | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	90		67
Property, plant and equipment, at fair value	1,625		1,603
Total assets	1,904		1,876
Total liabilities	1,737		1,626
Corporate | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	1		1
Property, plant and equipment, at fair value	0		0
Total assets	427		212
Total liabilities	$ 13,347		$ 10,332